Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Acorn Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 19,579	$ 17,151	$ 14,106	$ 21,374	$ 19,647	$ 15,209	$ 12,050	$ 12,714	$ 10,178	$ 9,248	$ 9,425
Columbia Acorn Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 19,273	17,013	14,098	21,517	19,932	15,539	12,419	13,192	10,649	9,743	10,000
Columbia Acorn Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 21,316	18,624	15,284	23,080	21,176	16,351	12,915	13,607	10,865	9,843	10,000
Columbia Acorn Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 21,367	18,659	15,302	23,123	21,196	16,367	12,925	13,606	10,867	9,840	10,000
Columbia Acorn Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 21,471	18,752	15,378	23,219	21,270	16,419	12,955	13,635	10,880	9,846	10,000
Columbia Acorn Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 21,316	18,624	15,284	23,080	21,176	16,351	12,915	13,607	10,865	9,843	10,000
Columbia Acorn International - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,549	13,222	11,082	16,743	14,865	12,962	10,005	11,928	9,043	9,275	9,426
Columbia Acorn International - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,655	14,346	11,998	18,076	16,012	13,925	10,720	12,751	9,643	9,867	10,000
Columbia Acorn International - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 13,724	14,414	12,049	18,145	16,062	13,959	10,742	12,766	9,651	9,871	10,000
Columbia Acorn International - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 13,792	14,479	12,093	18,207	16,112	13,998	10,765	12,787	9,661	9,877	10,000
Columbia Acorn International - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 13,655	14,346	11,998	18,076	16,012	13,925	10,720	12,751	9,643	9,867	10,000
Columbia Acorn International Select - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,419	14,462	12,243	19,371	17,532	14,831	11,120	12,703	9,388	9,304	9,427
Columbia Acorn International Select - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,694	15,701	13,259	20,928	18,890	15,940	11,922	13,590	10,015	9,897	10,000
Columbia Acorn International Select Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 15,845	15,823	13,348	21,044	18,981	16,001	11,957	13,613	10,030	9,906	10,000
Columbia Acorn International Select - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 15,916	15,894	13,397	21,118	19,037	16,042	11,980	13,635	10,039	9,911	10,000
Columbia Acorn International Select - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 15,694	15,701	13,259	20,928	18,890	15,940	11,922	13,590	10,015	9,897	10,000
Columbia Thermostat FundSM Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 17,006	15,793	14,179	16,324	15,376	11,895	10,348	10,362	9,851	9,430	9,423
Columbia Thermostat FundSM Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 16,745	15,670	14,179	16,440	15,598	12,160	10,665	10,759	10,298	9,932	10,000
Columbia Thermostat FundSM Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,508	17,142	15,352	17,631	16,568	12,781	11,100	11,086	10,506	10,033	10,000
Columbia Thermostat FundSM Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 18,572	17,195	15,398	17,675	16,591	12,803	11,109	11,091	10,512	10,033	10,000
Columbia Thermostat FundSM Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 18,635	17,254	15,442	17,712	16,628	12,821	11,126	11,102	10,509	10,032	10,000
Columbia Thermostat FundSM Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 18,508	17,142	15,352	17,631	16,568	12,781	11,100	11,086	10,506	10,033	10,000
Columbia Acron European Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 17,050	17,834	14,294	23,117	19,031	15,498	10,618	13,072	9,480	9,821	9,428
Columbia Acron European Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,537	19,346	15,466	24,953	20,494	16,650	11,377	13,972	10,099	10,443	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI ACWI ex USA Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434	10,000
MSCI EAFE SMID Cap Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Growth Index (Net)
Account Value	$ 16,281	16,030	14,030	19,403	18,030	15,027	11,830	14,325	10,759	10,948	10,000
MSCI ACWI ex USA SMID Cap Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Growth Index (Net)
Account Value	$ 16,379	15,857	13,803	18,567	17,110	14,273	11,412	13,796	10,420	10,418	10,000
MSCI ACWI ex USA SMID Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Index (Net)
Account Value	$ 16,382	15,830	13,670	16,981	15,415	13,762	11,247	13,560	10,403	10,044	10,000
MSCI EAFE Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net)
Account Value	$ 17,642	17,288	14,703	19,082	17,152	14,499	11,337	13,005	10,092	10,409	10,000
MSCI ACWI ex USA Growth Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index (Net)
Account Value	$ 16,840	16,027	14,055	18,266	17,381	14,223	11,169	13,052	9,887	9,875	10,000
MSCI ACWI ex USA Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,759	12,538	9,858	9,434	10,000
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 20,318	18,037	15,605	18,416	16,326	14,364	11,981	12,212	10,868	10,121	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
MSCI AC Europe Small Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Europe Small Cap Index (Net)
Account Value	$ 16,884	$ 17,000	$ 14,588	$ 19,871	$ 17,317	$ 15,177	$ 11,762	$ 14,720	$ 10,864	$ 11,037	$ 10,000